Vanguard Short-Term Government Bond Index Fund
Vanguard Intermediate-Term Government Bond Index Fund
Vanguard Long-Term Government Bond Index Fund
Vanguard Short-Term Corporate Bond Index Fund
Vanguard Intermediate-Term Corporate Bond Index Fund
Vanguard Long-Term Corporate Bond Index Fund
Vanguard Mortgage-Backed Securities Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Government Bond Index, Intermediate-Term Government Bond Index, and Long-Term Government Bond Index Funds

The following replaces similar text under the heading “Investment Advisor”:

Portfolio Manager

Joshua C. Barrickman, CFA, Principal of Vanguard and head of Vanguard’s Bond Index Group. He has managed the Fund since 2013.

Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Corporate Bond Index, Intermediate-Term Corporate Bond Index, and Long-Term Corporate Bond Index Funds

The following replaces similar text under the heading “Investment Advisor”:

Portfolio Managers

Joshua C. Barrickman, CFA, Principal of Vanguard and head of Vanguard’s Bond Index Group. He has managed the Fund since its inception in 2009 (co-managed since 2013).

Paul M. Malloy, CFA, Portfolio Manager. He has co-managed the Fund since 2013.

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Prospectus and Summary Prospectus Text Changes for Vanguard Mortgage-Backed Securities Index Fund

The following replaces similar text under the heading “Investment Advisor”:

Portfolio Managers

William D. Baird, Portfolio Manager. He has co-managed the Fund since its inception in 2009.

Joshua C. Barrickman, CFA, Principal of Vanguard and head of Vanguard’s Bond Index Group. He has co-managed the Fund since 2013.

Prospectus Text Changes

The following replaces similar text under the heading Investment Advisor:

The managers primarily responsible for the day-to-day management of the Funds are:

William D. Baird, Portfolio Manager. He has worked in investment management since 1988; has managed investment portfolios since 1993; has been with Vanguard since 2008; and has co-managed the Mortgage-Backed Securities Index Fund since its inception in 2009. Education: B.A., Rutgers University; M.B.A., Stern School of Business at New York University.

Joshua C. Barrickman, CFA, Principal of Vanguard and head of Vanguard’s Bond Index Group. He has been with Vanguard since 1998; has worked in investment management since 1999; has managed investment portfolios since 2005; has managed the Short-Term Corporate, Intermediate-Term Corporate, and Long-Term Corporate Bond Index Funds since their inceptions in 2009 (co-managed since 2013); and has managed the Short-Term Government, Intermediate-Term Government, and Long-Term Government Bond Index Funds and has co-managed the Mortgage-Backed Securities Index Fund since 2013. Education: B.S., Ohio Northern University; M.B.A., Lehigh University.

Paul M. Malloy, CFA, Portfolio Manager. He has worked in investment management since joining Vanguard in 2005, and has co-managed the Short-Term Corporate, Intermediate-Term Corporate, and Long-Term Corporate Bond Index Funds since 2013. Education: B.S., St. Francis University.

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© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 1942 022013

Vanguard Scottsdale Funds

Supplement to the Statement of Additional Information

Statement of Additional Information Text Changes

In the Investment Advisory Services section, the text under “1. Other Accounts Managed” for the Vanguard advised funds is revised to indicate that Joshua C. Barrickman manages Vanguard Short-Term Government Bond Index, Intermediate-Term Government Bond Index, and Long-Term Government Bond Index Funds, and co-manages Vanguard Short-Term Corporate Bond Index, Intermediate-Term Corporate Bond Index, Long-Term Corporate Bond Index, and Mortgage-Backed Securities Index Funds; and that Paul M. Malloy co-manages Vanguard Short-Term Corporate Bond Index, Intermediate-Term Corporate Bond Index, and Long-Term Corporate Bond Index Funds. All references to Gregory Davis are removed.

As of January 31, 2013, Mr. Barrickman managed two other registered investment companies with total assets of $85 billion (advisory fees not based on account performance).

As of January 31, 2013, the named portfolio managers did not own any shares of the above-named Funds that they manage.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 1690 022013